Investments - Schedule of continuity of investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Investments [Abstract]
Beginning balance	$ 2,866	$ 17,001
Additions	341
Unrealized gain on investments	3,743	(13,432)
Foreign exchange	24	(703)
Ending balance	$ 6,974	$ 2,866